Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Abstract]
Summary of other assets
	December 31,
	2012	2011
a. Intangible assets-
Intellectual property (Net of accumulated amortization of $ 11 and $ 8 of December 31, 2012 and 2011, respectively) (1)	44	47

b. Deferred expenses -
Cost	116	116
Accumulated amortization (2)	(106)	(99)
	10	17

	54	64
(1)	See Note 2h(1).
(2)	Deferred expenses in regard to loans received are amortized over the loan period of nine years (see Note 7 c (1)).